LIABILITY UNDER PUT OPTION AGREEMENT	12 Months Ended
Dec. 31, 2020
LIABILITY UNDER PUT OPTION AGREEMENT
LIABILITY UNDER PUT OPTION AGREEMENT

34.     LIABILITY UNDER PUT OPTION AGREEMENT

Until August 2019, the Group owned an 80% stake in Aramayo Investments Limited, the 100% indirect owner of MTS Armenia and had a call and put option agreement to acquire the remaining 20% stake. According to the aforementioned option agreement, the price for the remaining 20% stake option was determined by a pre-agreed independent appraiser and the call option could have been exercised by the Group up to December 31, 2018.

In December 2018 the Group served a call notice on the minority shareholders of MTS Armenia to purchase the remaining 20% stake in Aramayo Investments Limited (and indirectly in MTS Armenia). The call option was excercised by offsetting the amount of the liability under put option with the due amount of the loan issued to the minority shareholders of MTS Armenia.

The acquisition of a stake took place in August 2019, bringing the Group's total ownership share to 100%.

The amount of the liability under the option agreement was RUB 3,629 million as of December 31, 2018 (Note 29).